Cover	Nov. 03, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-42926
Entity Registrant Name	Westin Acquisition Corp
Entity Central Index Key	0002076192
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 1165-L 3 Coleman Street #03-24
Entity Address, City or Town	UO
Entity Address, Country	SG
Entity Address, Postal Zip Code	179804
City Area Code	65
Local Phone Number	9488 4425
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right entitling the holder to receive one-sixth (1/6) of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share
Trading Symbol	WSTNU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WSTN
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-sixth (1/6) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-sixth (1/6) of one Class A ordinary share
Trading Symbol	WSTNR
Security Exchange Name	NASDAQ